Employee Benefit Expense (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2017 EUR (€) EmployeesEquivalent	Dec. 31, 2016 EUR (€) EmployeesEquivalent	Dec. 31, 2015 EUR (€) EmployeesEquivalent
Salaries, wages and bonuses	€ 24,416	€ 20,986	€ 18,233
Social security	6,336	5,730	4,779
Post-employment benefits	1,839	1,026	881
Share-based compensation expense	2,606	2,572	1,820
Other employment costs	2,089	2,548	1,997
Executive Committee compensation1	3,750	3,406	3,341
Reduction withholding tax for scientists	(4,282)	(3,922)	(3,585)
Total	€ 36,755	€ 32,346	€ 27,466
Average FTE | EmployeesEquivalent	419	364	325
Executive Committee [Member]
Average FTE | EmployeesEquivalent	7	7	8
R&D personnel [Member]
Average FTE | EmployeesEquivalent	363	321	284
General and administrative Personnel [member]
Average FTE | EmployeesEquivalent	49	36	33